additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 554	$ 506	$ 550	$ 502
Redemptions, repayments or payments	(554)	(506)	(1,104)	(1,008)
Other	577	526	1,131	1,032
Ending	577	526	577	526
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	123	186	314	370
Other	(123)	(186)	(314)	(370)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	554	506	550	502
Redemptions, repayments or payments	(431)	(320)	(790)	(638)
Other	454	340	817	662
Ending	577	526	577	526
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	104	593	104	104
Issued or received	1,040	101	1,040	590
Redemptions, repayments or payments	(100)	(100)	(100)	(100)
Ending	1,044	594	1,044	594
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	29,373	26,487	27,362	24,957
Issued or received	1,829	3,484	4,999	8,711
Redemptions, repayments or payments	(3,708)	(3,546)	(5,161)	(7,464)
Foreign exchange movement	24	(43)	89	(32)
Other	626	278	855	488
Ending	28,144	26,660	28,144	26,660
Long-term debt
Changes in liabilities arising from financing activities
Beginning	29,373	26,487	27,362	24,957
Issued or received	1,222	1,836	3,789	5,517
Redemptions, repayments or payments	(3,101)	(1,898)	(3,951)	(4,270)
Foreign exchange movement	24	(43)	89	(32)
Other	626	278	855	488
Ending	28,144	26,660	28,144	26,660
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	22,194	18,656	20,301	18,660
Issued or received			1,800	500
Redemptions, repayments or payments	(1,100)		(1,100)	(500)
Foreign exchange movement	45	(95)	150	(99)
Other	6	3	(6)	3
Ending	21,145	18,564	21,145	18,564
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,172	1,874	1,021	1,458
Issued or received	1,165	1,744	1,876	3,704
Redemptions, repayments or payments	(588)	(1,630)	(1,172)	(3,176)
Foreign exchange movement	11	(44)	35	(42)
Ending	1,760	1,944	1,760	1,944
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,144	1,145	1,144	1,145
Redemptions, repayments or payments	(1,144)		(1,144)
Other		(1)		(1)
Ending		1,144		1,144
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	200	199	200	199
Ending	200	199	200	199
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,791	2,086	1,781	914
Issued or received	57	92	113	1,313
Redemptions, repayments or payments	(121)	(110)	(211)	(148)
Foreign exchange movement	18	(46)	63	(57)
Other		1	(1)	1
Ending	1,745	2,023	1,745	2,023
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	282	317	288	321
Redemptions, repayments or payments	(1)	(21)	(7)	(173)
Other	332	2	332	150
Ending	613	298	613	298
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,583	2,289	2,614	2,340
Redemptions, repayments or payments	(154)	(129)	(332)	(259)
Foreign exchange movement	2	(6)	8	6
Other	257	262	398	329
Ending	2,688	2,416	2,688	2,416
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	7	(79)	13	(80)
Issued or received	607	1,648	1,210	3,194
Redemptions, repayments or payments	(600)	(1,656)	(1,195)	(3,208)
Foreign exchange movement	(52)	148	(167)	160
Other	31	11	132	6
Ending	(7)	72	(7)	72
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(607)	(1,648)	(1,210)	(3,194)
Redemptions, repayments or payments	$ 607	$ 1,648	$ 1,210	$ 3,194